SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounting Policies [Abstract]
Beginning balance	$ 1,269,581	$ 1,294,876	$ 1,234,549
Unrealized foreign currency translation loss	194,976	(25,295)	60,327
Ending balance	$ 1,464,557	$ 1,269,581	$ 1,294,876